Form N-1A Supplement	Nov. 12, 2025
Range Global Coal Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE TRADED CONCEPTS TRUST

Range Global Coal Index ETF (NYSE Arca Ticker: COAL)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 12, 2025, to each Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the "Prospectuses')

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective October 2, 2025, VettaFi, LLC replaced Range Fund Holdings, LLC (“Range”) as the Index Provider for each Fund’s index. Accordingly, all references to Range are deleted from the Prospectuses and replaced with VettaFi, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE TRADED CONCEPTS TRUST

Range Nuclear Renaissance Index ETF (NYSE Arca Ticker: NUKZ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 12, 2025, to each Fund’s currently effective

Summary Prospectus and Prospectus (collectively, the "Prospectuses')

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with those documents.

Effective October 2, 2025, VettaFi, LLC replaced Range Fund Holdings, LLC (“Range”) as the Index Provider for each Fund’s index. Accordingly, all references to Range are deleted from the Prospectuses and replaced with VettaFi, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.